Segment Reporting - Schedule of Segment Information (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Total net sales	$ 185,574	$ 198,938	$ 194,255	$ 176,110	$ 178,946	$ 161,578	$ 149,739	$ 95,589	$ 754,877	$ 585,852	$ 320,747
Total depreciation and amortization									12,897	11,416	7,441
Total capital expenditures									30,507	26,361	18,924
Total income from operations	9,309	$ 8,137	$ 17,478	$ 8,189	16,613	$ 4,412	$ 9,251	$ (2,657)	43,113	27,619	5,477
Total tangible long-lived assets	91,166				67,732				91,166	67,732
Total assets	437,206				329,920				437,206	329,920
U.S. [Member]
Segment Reporting Information [Line Items]
Total net sales									190,092	149,614	145,691
China [Member]
Segment Reporting Information [Line Items]
Total net sales									301,893	206,779	79,325
Mexico [Member]
Segment Reporting Information [Line Items]
Total net sales									129,756	97,912	28,725
Turkey [Member]
Segment Reporting Information [Line Items]
Total net sales									133,136	131,547	67,006
U.S. Segment [Member]
Segment Reporting Information [Line Items]
Total net sales									190,092	149,614	145,691
Total depreciation and amortization									3,336	3,477	3,342
Total capital expenditures									4,056	5,379	808
Total income from operations									(25,099)	(13,405)	(1,199)
Total tangible long-lived assets	16,740				13,805				16,740	13,805
Total assets	115,213				116,893				115,213	116,893
Asia Segment [Member]
Segment Reporting Information [Line Items]
Total net sales									301,893	206,779	79,325
Total depreciation and amortization									4,534	4,181	1,899
Total capital expenditures									3,287	15,632	8,903
Total income from operations									64,393	34,998	14,771
Total tangible long-lived assets	26,341				29,957				26,341	29,957
Total assets	172,315				92,804				172,315	92,804
EMEA Segment [Member]
Segment Reporting Information [Line Items]
Total net sales									133,136	131,547	67,006
Total depreciation and amortization									2,699	2,225	1,683
Total capital expenditures									17,599	2,453	4,789
Total income from operations									(5,727)	(1,505)	(1,528)
Total tangible long-lived assets	23,243				11,370				23,243	11,370
Total assets	81,447				72,221				81,447	72,221
Mexico Segment [Member]
Segment Reporting Information [Line Items]
Total net sales									129,756	97,912	28,725
Total depreciation and amortization									2,328	1,533	517
Total capital expenditures									5,565	2,897	4,424
Total income from operations									9,546	7,531	$ (6,567)
Total tangible long-lived assets	24,842				12,600				24,842	12,600
Total assets	$ 68,231				$ 48,002				$ 68,231	$ 48,002